Fair Value Measurements and Fair Value of Instruments - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Line Items]
Effective interest rate percentage of input used to develop fair value measurements		5.00%	5.00%
Convertible Note [Member]
Fair Value Disclosures [Line Items]
Oustanding balance of note		$ 0
Revolving Credit Facility [Member]
Fair Value Disclosures [Line Items]
Outstanding line of credit	$ 0	$ 0
Fifth Wall Acquisition Corp [Member]
Fair Value Disclosures [Line Items]
Fair value assets level 1 to level 2 transfers	0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	$ 0